Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense related party	[1]	$ 1,798	$ 1,831	$ 2,011
Cost of sales [Member]
Royalty expense		2,565	3,374	4,335
Related Party [Member]
Interest expense related party		1,762	1,780	2,010
Related Party [Member] | Cost of sales [Member]
Royalty expense		2,565	3,374	4,335
Related Party [Member] | General and administrative expense [Member]
Rental and general and administrative expenses		$ 2,904	$ 1,476	$ 1,603

[1]	Includes related party interest expense of $1,762, $1,780, and $2,010 for the years ended December 31, 2023, 2022 and 2021, respectively (see Note 13).